Lease Liabilities (Details) - Schedule of operating lease liabilities - Operating Lease Liabilities [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2022
Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	$ 339,532
Total operating lease liabilities	339,532
Reduction of operating lease liabilities	(71,178)
Total	268,354	$ 187,794
Less: short term portion	(101,431)
Long term portion	$ 166,923	$ 101,095